Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
January 31, 2025

Dates Covered
Collections Period	01/01/25 - 01/31/25
Interest Accrual Period	01/15/25 - 02/17/25
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/24	408,340,453.05	21,147
Yield Supplement Overcollateralization Amount 12/31/24	29,152,787.63	0
Receivables Balance 12/31/24	437,493,240.68	21,147
Principal Payments	18,067,399.48	521
Defaulted Receivables	1,012,408.97	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/25	27,351,350.94	0
Pool Balance at 01/31/25	391,062,081.29	20,576

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.47%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,507,410.49	296
Past Due 61-90 days	2,498,069.75	98
Past Due 91-120 days	635,263.55	26
Past Due 121+ days	0.00	0
Total	10,640,743.79	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	808,613.28
Aggregate Net Losses/(Gains) - January 2025	203,795.69
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.56%
Prior Net Losses/(Gains) Ratio	1.12%
Second Prior Net Losses/(Gains) Ratio	1.14%
Third Prior Net Losses/(Gains) Ratio	1.53%
Four Month Average	1.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.81%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	42.26

Flow of Funds	$ Amount
Collections	21,035,262.66
Investment Earnings on Cash Accounts	20,761.33
Servicing Fee	(364,577.70)
Transfer to Collection Account	-
Available Funds	20,691,446.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,426,929.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	12,240,196.54
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,793,658.61

Total Distributions of Available Funds	20,691,446.29

Servicing Fee	364,577.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 01/15/25	403,302,277.83
Principal Paid	17,278,371.76
Note Balance @ 02/18/25	386,023,906.07

Class A-1
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2a
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-2b
Note Balance @ 01/15/25	0.00
Principal Paid	0.00
Note Balance @ 02/18/25	0.00
Note Factor @ 02/18/25	0.0000000%

Class A-3
Note Balance @ 01/15/25	260,342,277.83
Principal Paid	17,278,371.76
Note Balance @ 02/18/25	243,063,906.07
Note Factor @ 02/18/25	86.8457575%

Class A-4
Note Balance @ 01/15/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	97,610,000.00
Note Factor @ 02/18/25	100.0000000%

Class B
Note Balance @ 01/15/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	30,230,000.00
Note Factor @ 02/18/25	100.0000000%

Class C
Note Balance @ 01/15/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 02/18/25	15,120,000.00
Note Factor @ 02/18/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,619,415.92
Total Principal Paid	17,278,371.76
Total Paid	18,897,787.68

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.40654%
Coupon	4.83654%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	1,047,877.67
Principal Paid	17,278,371.76
Total Paid to A-3 Holders	18,326,249.43

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6071533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.1475361
Total Distribution Amount	18.7546894

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.7440248
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.7349284
Total A-3 Distribution Amount	65.4789532

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	708.41
Noteholders' Principal Distributable Amount	291.59

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/25	5,038,175.22
Investment Earnings	18,199.22
Investment Earnings Paid	(18,199.22)
Deposit/(Withdrawal)	-
Balance as of 02/18/25	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,580,703.99	3,359,850.66	3,676,252.77
Number of Extensions	90	120	130
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.73%	0.77%